Transactions with Morningstar Foods, LLC ("Morningstar")	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Transactions with Morningstar Foods, LLC ("Morningstar")
Transactions with Morningstar Foods, LLC (“Morningstar”)
On January 3, 2013 Dean Foods sold its wholly-owned subsidiary Morningstar Foods, LLC to Saputo Inc. an unaffiliated third party, and after such sale Morningstar was no longer considered a related party. In connection with this sale, we modified certain of the commercial agreements between us and Morningstar. These modifications, with the exception of the Morningstar Asset Purchase Agreement, are primarily timing modifications and did not have a material impact on our results of operations.
Morningstar Asset Purchase Agreement
In connection with Dean Foods’ sale of Morningstar, we agreed to terminate an option to purchase plant capacity and property at a Morningstar facility, sell to Morningstar certain manufacturing equipment used to produce certain WhiteWave products, and execute certain other transactions. The agreement was executed on December 2, 2012, but became effective on January 3, 2013, immediately prior to the completion of Dean Foods’ sale of Morningstar, and we received proceeds of $60 million as consideration. This transaction was accounted for as a contribution to equity and a purchase by Dean Foods. The proceeds were used to repay a portion of the outstanding balance under the senior secured credit facilities.
Transitional Sales Agreements
In connection with and effective as of our initial public offering, we entered into an agreement with Morningstar, a then wholly-owned Dean Foods subsidiary, pursuant to which Morningstar transferred back to us responsibility for sales and associated costs of certain WhiteWave products over a term of up to nine months after the completion of the Morningstar sale. During the three and six months ended June 30, 2013, Morningstar provided certain transitional services to us which included, but were not limited to, taking and filling orders, collecting receivables, and shipping products to our customers. Morningstar remitted to us the cash representing the net profit collected from these product sales until such time as the sales transitioned to us. The net effect of the agreement is reflected as transitional sales fees of $1.8 million in our unaudited condensed consolidated statements of income for the six months ended June 30, 2013. The sales transition was substantially completed during the early part of the second quarter of 2013.
We also entered into an agreement with Morningstar pursuant to which we transferred to Morningstar responsibility for the sales and associated costs of our aerosol whipped topping and other non-core products. Per the agreement, we provided certain transitional services to Morningstar which included, but were not limited to, taking and filling orders, collecting receivables and shipping products to customers. We remitted to Morningstar the net profit associated with these product sales until such time as the sales were transitioned to Morningstar. The net fees remitted for the six months ended June 30, 2013 were $0.7 million. The services transition was substantially completed during the early part of the second quarter of 2013.

Transactions with Morningstar Foods, LLC (“Morningstar”)
On January 3, 2013 Dean Foods sold its wholly-owned subsidiary Morningstar to an unaffiliated third party, and therefore Morningstar is no longer considered a related party. In connection with this sale, we modified certain of the commercial agreements between us and Morningstar. These modifications, with the exception of the Morningstar Asset Purchase Agreement, are primarily timing modifications and will not have a material impact on our results of operations.
Morningstar Asset Purchase Agreement
In connection with Dean Foods’ sale of Morningstar, we agreed to terminate an option to purchase plant capacity and property at a Morningstar facility, sell to Morningstar certain manufacturing equipment used to produce certain WhiteWave products, and execute certain other transactions. The agreement was executed on December 2, 2012, but became effective on January 3, 2013, immediately prior to the completion of Dean Foods’ sale of Morningstar, and we received proceeds of $60 million as consideration. This transaction was accounted for as a contribution to equity and a purchase by Dean Foods. The proceeds were used to repay a portion of the outstanding balance under the senior secured credit facilities.
Transitional Sales Agreements
In connection with and effective as of our initial public offering, we entered into an agreement with Morningstar, a then wholly-owned Dean Foods subsidiary, pursuant to which Morningstar transferred back to us responsibility for sales and associated costs of certain WhiteWave products over a term of up to nine months after the completion of the Morningstar sale. During the year ended December 31, 2013, Morningstar provided certain transitional services to us which included, but were not limited to, taking and filling orders, collecting receivables, and shipping products to our customers. Morningstar remitted to us the cash representing the net profit collected from these product sales until such time as the sales transitioned to us. The net effect of the agreement is reflected as transitional sales fees of $1.5 million in our consolidated statement of operations for the year ended December 31, 2013. The sales transition was substantially completed during the early part of the second quarter of 2013.
We also entered into an agreement with Morningstar pursuant to which we transferred to Morningstar responsibility for the sales and associated costs of our aerosol whipped topping and other non-core products. Per the agreement, we provided certain transitional services to Morningstar which included, but were not limited to, taking and filling orders, collecting receivables and shipping products to customers. We remitted to Morningstar the net profit associated with these product sales until such time as the sales were transitioned to Morningstar. The net fees remitted for the year ended December 31, 2013 were $0.7 million. The services transition was substantially completed during the early part of the second quarter of 2013.